DERIVATIVE LIABILITIES - WARRANTS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Warrant or Right [Line Items]
Number of warrants	41,586,066	89,870,034	102,143,091
Fair value - Warrant Derivative Liability	$ 10,368,567	$ 17,762,573	$ 38,103,446	$ 7,862,848
Change in warrant derivative liability for the twelve months ended	$ 7,394,006	$ 20,340,874	$ (35,389,799)
Warrant [Member]
Class of Warrant or Right [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Number of warrants	41,586,066	89,870,034	102,143,093
Fair value - Warrant Derivative Liability	$ 10,368,567	$ 17,762,573	$ 38,103,446
Change in warrant derivative liability for the twelve months ended	$ 7,394,006	$ (18,447,573)	$ 32,997,869
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Risk-Free interest rate	0.73%	0.89%	1.32%
Expected volatility	81.00%	113.00%	207.00%
Expected life (in years)	2 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Risk-Free interest rate	0.18%	0.05%	0.05%
Expected volatility	52.00%	93.00%	111.00%
Expected life (in years)	2 months 12 days	1 year 2 months 12 days	3 months 18 days